Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net income (loss) for the year before taxes	$ (743,228)	$ (4,073,315)	$ (1,580,285)
Combined federal and provincial income tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (200,672)	$ (1,099,000)	$ (426,677)
Increase (decrease) resulting from
Non-deductible and others items	(29,000)	318,000	(17,000)
Change in unrecognized deferred tax assets	(229,672)	(781,000)	(443,677)
Income tax expense	$ 0	$ 0	$ 0